Share-Based Compensation - Narrative (Details)			12 Months Ended
	Nov. 12, 2020 shares	Sep. 25, 2020 shares	Jun. 30, 2021 CAD ($) shares	Jun. 30, 2020 CAD ($) shares	Nov. 11, 2020 shares	Jun. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of common shares issuable pursuant to compensation arrangements (shall not exceed)			10.00%
Forfeited (in shares)			7,233	937,936
Options outstanding (in shares)			4,108,006	5,748,503		5,693,397
Weighted average fair value of stock options granted (in CAD per share) | $			$ 5.50	$ 25.26
Weighted average fair value of awards granted (in CAD per share) | $				37.82
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense | $			11,200,000	43,700,000
DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense | $			$ 7,000,000.0	$ 5,800,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			1,040,544	376,296		169,195
Weighted average fair value of awards granted (in CAD per share) | $			$ 10.82
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares, right to receive (in shares)			1
Number of instruments reserved (in shares)	3,000,000				833,333
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			983,161	360,098
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Instrument redemption period following termination			90
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			57,383	16,198
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense | $			$ 800,000	$ 0
Number of instruments reserved (in shares)	3,000,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)			387,369	0
Weighted average fair value of awards granted (in CAD per share) | $			$ 9.74
Performance period of PSUs	3 years
Vesting period of Total Shareholder Return	3 years
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting multiplier	0.0
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting multiplier	2.0
Top of range | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	500,000				83,333
Strategic Advisor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited (in shares)		1,039,672	1,039,672
Options outstanding (in shares)			623,808
Strategic Advisor | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense | $			$ 0	$ 300,000